Document and Entity Information	12 Months Ended
Sep. 30, 2021 shares
Entity Registrant Name	ARQIT QUANTUM INC.
Entity Central Index Key	0001859690
Document Type	20-F
Document Period End Date	Sep. 30, 2021
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40777
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1st Floor, 3 More London Riverside
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SE1 2RE
Entity Address, Country	GB
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Business Contact [Member]
Contact Personnel Name	David Williams
Entity Address, Address Line One	1st Floor, 3 More London Riverside
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SE1 2RE
Entity Address, Country	GB
Ordinary shares
Title of 12(b) Security	Ordinary shares
Trading Symbol	ARQQ
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	110,073,430
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	ARQQW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	14,891,640